Leases (Tables)	12 Months Ended
Dec. 31, 2014
LEASES [Abstract]
Chartered-in vessels, barges, pushboats and office space
	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2015	$67,450	$11,909	$3,275
2016	58,136	24,185	3,083
2017	51,877	39,756	2,821
2018	49,904	39,876	1,832
2019	42,395	39,876	958
2020 and thereafter	66,403	186,330	98
Total	$336,165	$341,932	$12,067

Chartered-out vessels, barges and pushboats
	Dry bulk	Logistics
	vessels	business
2015	$40,693	$166,311
2016	11,124	107,440
2017	10,715	43,392
2018	10,715	23,354
2019	10,715	22,515
2020 and thereafter	9,893	11,087
Total minimum revenue, net of commissions	$93,855	$374,099